Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[1,2]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[1]	Average Compensation Actually Paid to Non-PEO Named Executive Officers[1,2]	Value of Initial $100 Investment Based on Total Shareholder Return[3]	Net Income
2025	$1,014,851	$1,022,411	$569,505	$574,305	$120.05	$13,279,970
2024	1,061,983	1,219,062	643,864	708,681	116.00	$11,760,896
2023	1,054,041	1,050,564	490,270	489,644	85.29	11,299,282

[1]

Paul Nester was Chief Executive Officer for all three years.  Timothy J. Mulvaney and Lawrence T. Oliver were the other NEOs for 2025, and C. James Shockley, Jr. and Lawrence T. Oliver were the other NEOs for 2024 and 2023.

[2]	SEC rules require certain adjustments be made to the Summary Compensation Table (SCT) totals to determine “Compensation Actually Paid” as reported in the Pay Versus Performance Table. Adjustments to the SCT total compensation by year to calculate Compensation Actually Paid for our PEO and the Average Compensation Actually Paid to our Non-PEO NEOs are set forth in the table below.

PEO Total Compensation Amount	$ 1,014,851	$ 1,061,983	$ 1,054,041
PEO Actually Paid Compensation Amount	$ 1,022,411	1,219,062	1,050,564
Adjustment To PEO Compensation, Footnote
	PEO			Average Non-PEO
	2025	2024	2023	2025	2024	2023
SCT Total	$1,014,851	$1,061,983	$1,054,041	$569,505	$643,864	$490,270
Stock Awards per SCT	(288,225)	(274,500)	(321,300)	(116,813)	(105,394)	(111,535)
Option Awards per SCT	—	—	—	—	(12,875)	—
Fair value of awards in CY that remain unvested	288,225	274,500	321,300	116,813	105,394	111,535
Change in fair value of PY awards that are outstanding and unvested	15,443	99,328	(16,495)	5,459	34,477	(5,960)
Change in fair value of PY awards that vested during the year	(20,516)	45,806	8,217	(4,740)	39,056	3,634
Dividend or other earnings paid during the year prior to vesting	12,633	11,945	4,801	4,079	4,159	1,700
Compensation Actually Paid Total	$1,022,411	$1,219,062	$1,050,564	$574,305	$708,681	$489,644

[3]	Assumes $100 invested on October 1, 2022, the first day of the Company's fiscal 2023 year.

Non-PEO NEO Average Total Compensation Amount	$ 569,505	643,864	490,270
Non-PEO NEO Average Compensation Actually Paid Amount	$ 574,305	708,681	489,644
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 120.05	116	85.29
Net Income (Loss)	13,279,970	11,760,896	11,299,282
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,225	274,500	321,300
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,443	99,328	(16,495)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,516)	45,806	8,217
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,633	11,945	4,801
PEO | Stock Awards Per SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(288,225)	(274,500)	(321,300)
PEO | Option Awards Per SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,813	105,394	111,535
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,459	34,477	(5,960)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,740)	39,056	3,634
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,079	4,159	1,700
Non-PEO NEO | Stock Awards Per SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,813)	(105,394)	(111,535)
Non-PEO NEO | Option Awards Per SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (12,875)	$ 0